FINANCIAL INSTRUMENTS (Details 2) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Operating lease obligations	$ 1,485
Trade and other payables	34,615	$ 16,153
Revolving credit facility stand by charges	2,442
Notes payable - Principal	414,843
Notes payable - Interest	166,392
Total of financial liabilities, capital commitments including obligations	637,227
Gahcho Kue Diamond Mine [Member]
Disclosure of detailed information about financial instruments [line items]
Operating lease obligations	2,628
Mine commitments	14,822
Less than 1 Year
Disclosure of detailed information about financial instruments [line items]
Operating lease obligations	231
Trade and other payables	34,615
Revolving credit facility stand by charges	619
Notes payable - Principal	0
Notes payable - Interest	33,551
Total of financial liabilities, capital commitments including obligations	84,679
Less than 1 Year | Gahcho Kue Diamond Mine [Member]
Disclosure of detailed information about financial instruments [line items]
Operating lease obligations	841
Mine commitments	14,822
1 to 3 Years
Disclosure of detailed information about financial instruments [line items]
Operating lease obligations	466
Trade and other payables	0
Revolving credit facility stand by charges	1,238
Notes payable - Principal	0
Notes payable - Interest	66,466
Total of financial liabilities, capital commitments including obligations	69,554
1 to 3 Years | Gahcho Kue Diamond Mine [Member]
Disclosure of detailed information about financial instruments [line items]
Operating lease obligations	1,384
Mine commitments	0
4 to 5 Years
Disclosure of detailed information about financial instruments [line items]
Operating lease obligations	473
Trade and other payables	0
Revolving credit facility stand by charges	585
Notes payable - Principal	414,843
Notes payable - Interest	66,375
Total of financial liabilities, capital commitments including obligations	482,513
4 to 5 Years | Gahcho Kue Diamond Mine [Member]
Disclosure of detailed information about financial instruments [line items]
Operating lease obligations	237
Mine commitments	0
After 5 Years
Disclosure of detailed information about financial instruments [line items]
Operating lease obligations	315
Trade and other payables	0
Revolving credit facility stand by charges	0
Notes payable - Principal	0
Notes payable - Interest	0
Total of financial liabilities, capital commitments including obligations	481
After 5 Years | Gahcho Kue Diamond Mine [Member]
Disclosure of detailed information about financial instruments [line items]
Operating lease obligations	166
Mine commitments	$ 0